Shareholder Report, Line Graph (Details) 190836_Brown Advisory Tax-Exempt Bond Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)									12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 02, 2018	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value	$ 1,170,059	$ 1,142,161	$ 1,093,077	$ 1,055,228	$ 1,156,474	$ 1,082,079	$ 1,065,111	$ 1,000,000	$ 1,251,451
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value	1,142,728	1,130,150	1,094,972	1,061,153	1,160,639	1,114,224	1,066,771	1,000,000	$ 1,223,106
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 1,153,713	$ 1,124,095	$ 1,094,642	$ 1,064,986	$ 1,139,416	$ 1,105,373	$ 1,061,040	$ 1,000,000	$ 1,217,053